Share-based Payment Arrangements (Details) - Schedule of options to service providers were measured at the fair value of the service - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangements (Details) - Schedule of options to service providers were measured at the fair value of the service [Line Items]
Dividend yield (%)
Bottom of range [Member]
Share-based Payment Arrangements (Details) - Schedule of options to service providers were measured at the fair value of the service [Line Items]
Share Price - USD (in Dollars per share)	$ 0.213	$ 0.38	$ 0.32
Option price - USD (in Dollars per share)	$ 0.208	$ 0.47	$ 0.346
Expected volatility (%)	91.64%	95.07%	95.68%
Expected duration (years)	2 years	2 years	4 years
Risk free rate interest rate (%)	2.90%	0.87%	0.298%
Top of range [Member]
Share-based Payment Arrangements (Details) - Schedule of options to service providers were measured at the fair value of the service [Line Items]
Share Price - USD (in Dollars per share)	$ 0.316	$ 0.517	$ 0.898
Option price - USD (in Dollars per share)	$ 0.304	$ 0.492	$ 0.432
Expected volatility (%)	96.26%	96.10%	107.00%
Expected duration (years)	5 years	5 years	7 years
Risk free rate interest rate (%)	4.28%	1.166%	0.50%